Note 9 - Short-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Quoted securities, at market value	38,434,951	68,580,354
Time deposits with tenor greater than 90 days	18,150,007	21,738,225
Total	56,584,958	90,318,579